Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Details) (Parenthetical) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Shares Issued, Price Per Share				$ 67.90		$ 67.90			$ 3.25
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common shares										314,729
Inflamacore, LlC License Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common shares	3,404	3,404	3,404	600,000	3,404	600,000	600,000	3,404